Operating expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Selling expense	R$ 294,469	R$ 148,975	R$ 169,486
Advertising expense	294,469	148,975	169,486
Administrative expenses	6,418,641	6,001,055	5,461,147
Personnel Expenses	4,269,923	3,996,463	3,728,123
Wages and salaries	1,753,631	1,498,476	1,371,973
Employee Profit-sharing and Bonus	1,736,300	1,592,865	1,531,491
Executives profit-sharing	126,030	231,337	149,263
Benefits	297,066	257,289	223,694
Social security contributions	349,032	404,319	437,377
Other Personal Expense	7,864	12,177	14,325
Tax expense other than income tax expense	57,185	91,317	65,526
Depreciation expense	140,977	125,193	118,603
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	163,166	140,132	133,810
Other expenses, by nature	1,787,390	1,647,950	1,415,085
Data processing expense	1,022,905	868,011	739,804
Technical service expense	167,305	150,580	152,499
Third party service expense	260,124	318,629	307,952
Rental expense	90,792	38,503	23,656
Communication expense	21,722	24,373	31,577
Travel expense	46,729	51,414	36,232
Legal and judicial expense	84,157	70,270	24,610
Other administrative expenses	93,656	126,170	98,755
Operating expense excluding cost of sales	R$ 6,713,110	R$ 6,150,030	R$ 5,630,633